Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 22) for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
River	$3,070,849	$2,654,407	$2,341,274
Ocean	2,868,205	2,196,040	1,945,200
Other	562,365	483,435	424,019
Total revenue	$6,501,419	$5,333,882	$4,710,493

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
North America	89.7%	90.3%	90.5%
Other	10.3%	9.7%	9.5%
	100.0%	100.0%	100.0%

Summary of Activity in Deferred Revenue

Activity in the Group’s deferred revenue for the years ended December 31, 2025 and 2024 is as follows:

(in USD and thousands)
As of January 1, 2024	$3,486,579
Increases due to customer bookings	6,111,898
Revenue recognized	(5,291,506)
Other	(245,627)
As of December 31, 2024	$4,061,344
Increases due to customer bookings	7,287,081
Revenue recognized	(6,481,443)
Other	(261,821)
As of December 31, 2025	$4,605,161